Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000054090 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
Percent of Net Short Exposure	3.50%
C000054090 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	9.20%
Percent of Net Short Exposure	8.90%
C000054090 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
Percent of Net Short Exposure	5.00%
C000054090 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
Percent of Net Short Exposure	5.90%
C000054090 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	18.50%
Percent of Net Short Exposure	17.90%
C000054090 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	12.60%
Percent of Net Short Exposure	12.80%
C000054090 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	16.50%
Percent of Net Short Exposure	16.10%
C000054090 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	11.90%
Percent of Net Short Exposure	12.20%
C000054090 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	3.70%
Percent of Net Short Exposure	3.70%
C000054090 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	6.80%
Percent of Net Short Exposure	6.90%
C000054090 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	3.20%
Percent of Net Short Exposure	3.20%
C000054090 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Long Exposure	3.50%
Percent of Net Short Exposure	3.90%
C000054091 | Communication Services
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
Percent of Net Short Exposure	3.50%
C000054091 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Long Exposure	9.20%
Percent of Net Short Exposure	8.90%
C000054091 | Consumer Staples
Holdings [Line Items]
Percent of Net Long Exposure	4.90%
Percent of Net Short Exposure	5.00%
C000054091 | Energy
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
Percent of Net Short Exposure	5.90%
C000054091 | Financials
Holdings [Line Items]
Percent of Net Long Exposure	18.50%
Percent of Net Short Exposure	17.90%
C000054091 | Health Care
Holdings [Line Items]
Percent of Net Long Exposure	12.60%
Percent of Net Short Exposure	12.80%
C000054091 | Industrials
Holdings [Line Items]
Percent of Net Long Exposure	16.50%
Percent of Net Short Exposure	16.10%
C000054091 | Information Technology
Holdings [Line Items]
Percent of Net Long Exposure	11.90%
Percent of Net Short Exposure	12.20%
C000054091 | Materials
Holdings [Line Items]
Percent of Net Long Exposure	3.70%
Percent of Net Short Exposure	3.70%
C000054091 | Real Estate
Holdings [Line Items]
Percent of Net Long Exposure	6.80%
Percent of Net Short Exposure	6.90%
C000054091 | Utilities
Holdings [Line Items]
Percent of Net Long Exposure	3.20%
Percent of Net Short Exposure	3.20%
C000054091 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Long Exposure	3.50%
Percent of Net Short Exposure	3.90%